Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Changes in Carrying Value of Property, Plant and Equipment
(€’000)	Equipment	Furnitures	Leasehold	Total
Cost:
At 1 January 2017	3,999	465	2,947	7,410
Additions	823	—	129	952
Acquisition of BMS SA	—	—	—	—
Disposals	(281)	(9)	(9)	(299)
Currency translation adjustments	(3)	(11)	(8)	(23)

At 31 December 2017	4,537	445	3,059	8,041
Additions	564	10	260	833
Reclass BMS SA	(1,032)	24	1,007	(0)
Disposals	(123)	(154)	(140)	(417)
Currency translation adjustments	1	4	8	13

At 31 December 2018	3,947	329	4,195	8,470

Accumulated depreciation:
At 1 January 2017	(2,752)	(184)	(912)	(3,847)
Depreciation charge (note 5.25)	(424)	(56)	(486)	(966)
Acquisition of BMS SA	—	—	—	—
Currency translation adjustments	1	1	0	2
Disposals	50	9	2	61

At 31 December 2017	(3,126)	(229)	(1,395)	(4,750)
Reclass BMS SA	786	(24)	(761)	(0)
Depreciation charge (note 5.25)	(529)	(49)	(469)	(1,048)
Disposals	117	93	133	343
Currency translation adjustments	0	(1)	(1)	(1)
At 31 December 2018	(2,751)	(211)	(2,494)	(5,456)

Net book value
Cost	4,537	445	3,059	8,041
Accumulated depreciation	(3,126)	(229)	(1,395)	(4,750)
At 31 December 2017	1,412	215	1,664	3,290

Cost	3,947	328	4,195	8,470
Accumulated depreciation	(2,751)	(211)	(2,494)	(5,456)
At 31 December 2018	1,196	117	1,701	3,013